Technology platform-based income	12 Months Ended
Dec. 31, 2025
Technology Platform Based Income [Abstract]
Technology platform-based income
6.	Technology platform-based income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Technology platform-based income
Retail credit and enablement service fees	15,134,217	8,066,367	5,503,149
Other technology platform-based income	184,527	94,655	84,958

	15,318,744	8,161,022	5,588,107

For the years ended December 31, 2023, 2024 and 2025, 100% of the Group’s technology platform-based income was derived from the Chinese Mainland.

		For the year ended December 31,
		2023	2024	2025
		RMB’000	RMB’000	RMB’000
Retail credit and enablement service fees
Loan enablement service fees	At a point in time	978,958	1,571,966	1,290,565
Post-origination service fees	Over time	13,729,327	6,480,642	4,212,459
Referral income from platform service	At a point in time	425,932	13,759	125

		15,134,217	8,066,367	5,503,149

As of December 31, 2024 and 2025, the aggregate amount of the transaction price allocated to remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied were RMB5,058 million and RMB4,878 million, respectively. Given the profile of contract terms, substantially all of the remaining performance obligations are expected to be recognized as revenue over the next three years.